SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION

30.	SEGMENT INFORMATION

According to the Company’s structure, the businesses are distributed and managed in five operating segments as follows:

· Steel

The Steel Segment consolidates all the operations related to the production, distribution and sale of flat steel, long steel, metallic containers, and galvanized steel, with operations in Brazil, United States, Portugal, and Germany. The Segment supplies the following markets: construction, steel containers for the Brazilian chemical and food industries, home appliances, automobile, and OEM (motors and compressors). The Company’s steel units produce hot and cold rolled steel, galvanized and pre-painted steel of great durability. They also produce tinplate, a raw material used to produce metallic containers.

Overseas, Lusosider, which is based in Portugal, produces cold rolled steel and galvanized steel. CSN LLC in the U.S.A. meets local market needs, import and export of steel products. In January 2012, Stahlwerk Thüringen (SWT), which is based in Germany, produces long steels and is specialized in the production of shapes used for construction.

In January 2014 the production of long steel products started in Brazil and consolidates the company as a source of complete construction solutions, complementing its portfolio of products with high value added in the steel chain.

· Mining

This segment encompasses the activities of iron ore and tin mining.

The high-quality iron ore operations are located in the Iron Quadrilateral in Minas Gerais, which has its own mines and sells third party iron ore.

At the end of 2015, CSN and the Asian Consortium formalized a shareholders' agreement for the combination of assets linked to iron ore operations and the related logistics structure, forming a new company that has focused on mining of the Group activities from December 2015. In this context, the new company, currently named CSN Mineração S.A., holds the TECAR arraignment, the Casa de Pedra mine and all the shares of Namisa, which was incorporated on December 31, 2015. CSN still owns 100% of Minérios Nacional which includes the mines of Fernandinho (operational), Cayman and Pedras Pretas (mineral resources), all located in Minas Gerais.

Moreover, CSN controls the Estanho de Rondônia S.A., a company with mining units and tin casting, in the state of Rondônia.

· Logistics

i. Railway

CSN has equity interests in three railroad companies: MRS Logística, which manages the former Southeast Network of Rede Ferroviária Federal S.A. (RFFSA), Transnordestina Logística S.A. and FTL - Ferrovia Transnordestina Logística S.A., which has the concession to operate the former Northeast Network of the RFFSA in the states of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas.

a) MRS

The railroad transportation services provided by MRS are fundamental to the supply of raw materials and the shipment of final products. The total amount of iron ore, coal and coke consumed by the Presidente Vargas Mill as well as part of the steel produced by CSN for the domestic market and for export are carried by MRS.

The Southeast Brazilian railroad system, encompassing 1,674 kilometers of tracks, serves the tri-state industrial area of São Paulo-Rio de Janeiro-Minas Gerais, in the southeast region, linking the mines located in Minas Gerais to the ports located in São Paulo and Rio de Janeiro, and the steel mills of CSN, Companhia Siderúrgica Paulista, or Cosipa, and Gerdau Açominas. Besides serving other customers, the railroad system carries iron ore from the Company’s mines in Casa de Pedra, Minas Gerais, and coke and coal from the Itaguaí Port, in Rio de Janeiro, to Volta Redonda, and carries CSN’s export products to the ports of Itaguaí and Rio de Janeiro.

b) TLSA and FTL

TLSA and FTL hold the concession for the former Malha Nordeste by RFFSA. The northeastern railway system covers 4,238 km of railway network divided into two sections: i) Mesh I, which integrates the sections of São Luiz - Mucuripe, Arrojado - Recife, Itabaiana - Cabedelo, Paula Cavalcante - Macau - and Propriá - Jorge Lins (Mesh I); and ii) Malha II, which includes the sections of Missão Velha - Salgueiro, Salgueiro - Trindade, Trindade - Eliseu Martins, Salgueiro - Porto de Suape and Missão Velha - Porto de Pecém.

In addition, it connects to the main ports in the region, thereby offering an important competitive advantage through opportunities for combined transport solutions and tailor-made logistics projects.

ii. Port

The port logistics segment consolidates the terminal’s operation from Sepetiba built after the port modernization law (Law 8.630/1993) that allowed the transfer of port activities to the private sector. The Sepetiba terminal has a complete infrastructure to meet all the needs of exporters, importers, and shipowners. Its installed capacity exceeds that of most Brazilian terminals. It has cribs and a large storage area, as well as the most modern and adequate equipment, systems, and intermodal connections.

The Company’s constant investment in terminal projects consolidates the Itaguaí Port Complex as one of the most modern in the country.

·	Energy

CSN is one of the largest industrial consumers of electric energy in Brazil. As energy is fundamental in its production process, the Company invests in electricity generation assets to guarantee its self-sufficiency. These assets are: Itá Hydroelectric Plant, located in the State of Santa Catarina, with a capacity of 1,450 MW, in which CSN participates with 29.5%; Igarapava Hydroelectric Plant, located in Minas Gerais, with a capacity of 210 MW, in which CSN holds 17.92% of the capital; and the Thermoelectric Cogeneration Plant CTE#1, CTE#2 and the TRT - Top Recovery Turbine, with installed capacity of 10 MW, 235 MW and 22 MW respectively , in operation at the Presidente Vargas Steelworks, which uses waste gas from the steel production itself as fuel.

·	Cement

The Cement segment, which operates through CSN Cimentos, consolidates the production, marketing and distribution of cement, using in the Southeast operations the slag that is produced by the blast furnaces of the Presidente Vargas plant itself, in Volta Redonda/RJ.

The Company has intensified its strategy of expanding its business to new regions, and the first step was taken with the acquisition of Elizabeth Cimentos S.A. and Elizabeth Mineração Ltda. which, with operations in the Northeast region, adds 1.3 Mtpa of cement production capacity, totaling 6.0 Mtpa.

The cement production occurs in Arcos/MG, in Volta Redonda/RJ and in Alhandra/PB ("Elizabeth"). The process is done by grinding the main raw materials which include clinker, limestone, gypsum, and slag. The total installed capacity for cement production is 6.0 million tons per year, of which 2.4 million tons in Arcos, 2.3 million tons in Volta Redonda and 1.3 million tons in Alhandra.

The clinker used in the process in the Southeast plants is produced at the Arcos plant, which has an installed capacity of 2.8 million tons per year. The clinker is transported from Arcos to Volta Redonda preferably by rail. The Alhandra operation in the Northeast is also 100% integrated: the plant has a limestone mine and a clinker kiln with an installed capacity of 1 million tons, which supply the entire need for these inputs for cement production.

The types of Portland cement produced are CP III (blast furnace Portland cement) and CP II, (compound Portland cement) according to ABNT NBR 16697 standard, which can be sold in bagged and bulk form.

·	Sales by geographic area

Sales by geographic area are determined based on the customers’ location. On a consolidated basis, domestic sales are represented by revenues from customers located in Brazil and export sales are represented by revenues from customers located abroad.

·	Results by segment

For the purpose of preparing and presenting the information by business segment, Management decided to maintain the proportional consolidation of the joint ventures as historically presented. For purposes of reconciliation of the consolidated result, the amounts recorded by these companies are not included in the "Corporate expenses/elimination" column.

								12/31/2021
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Cost of sales and services (note 27)	(20,081,043)	(7,705,835)	(220,494)	(1,266,112)	(146,349)	(892,900)	4,475,259	(25,837,475)
Gross profit	10,010,405	10,337,551	90,546	573,195	76,436	537,250	449,182	22,074,564
General and administrative expenses (note 27)	(1,158,748)	(351,371)	(33,853)	(135,091)	(32,083)	(190,986)	(1,057,314)	(2,959,446)
Other operating (income) expenses, net (note 28)	(405,018)	(287,744)	(8,290)	58,253	41,337	(63,631)	1,907,433	1,242,340
Equity in results of affiliated companies (note 11)							182,504	182,504
Operating result before Financial Income and Taxes	8,446,639	9,698,436	48,403	496,357	85,690	282,633	1,481,805	20,539,962

Sales by geographic area
Asia		12,627,913					1,058,078	13,685,991
North America	2,275,612							2,275,612
Latin America	355,912							355,912
Europe	6,059,606	2,301,088						8,360,694
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Total	30,091,448	18,043,386	311,040	1,839,307	222,785	1,430,150	(4,026,077)	47,912,039

								12/31/2020
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	11,721,339	1,532,589	256,371	1,489,647	172,859	857,197	(3,143,789)	12,886,213
Foreign market	4,881,556	11,150,642				995	1,144,614	17,177,807
Cost of sales and services (note 27)	(14,170,692)	(5,531,763)	(187,860)	(1,094,130)	(128,227)	(647,132)	2,634,903	(19,124,901)
Gross profit	2,432,203	7,151,468	68,511	395,517	44,632	211,060	635,728	10,939,119
General and administrative expenses (note 27)	(922,862)	(179,806)	(21,949)	(114,970)	(30,243)	(88,232)	(1,150,813)	(2,508,875)
Other operating (income) expenses, net (note 28)	(392,061)	(665,881)	(5,420)	52,569	(2,967)	(44,893)	(1,728,909)	(2,787,562)
Equity in results of affiliated companies (note 11)							71,755	71,755
Operating result before Financial Income and Taxes	1,117,280	6,305,781	41,142	333,116	11,422	77,935	(2,172,239)	5,714,437

Sales by geographic area
Asia		7,461,791					1,144,614	8,606,405
North America	922,299							922,299
Latin America	327,900					995		328,895
Europe	3,627,011	3,688,851						7,315,862
Others	4,346							4,346
Foreign market	4,881,556	11,150,642				995	1,144,614	17,177,807
Domestic market	11,721,339	1,532,589	256,371	1,489,647	172,859	857,197	(3,143,789)	12,886,213
Total	16,602,895	12,683,231	256,371	1,489,647	172,859	858,192	(1,999,175)	30,064,020

								12/31/2019
	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Cost of sales and services (Note 27)	(12,962,861)	(4,396,247)	(173,344)	(1,030,210)	(266,754)	(607,719)	2,173,871	(17,263,264)
Gross profit	986,171	5,631,402	67,107	291,145	58,589	(36,914)	1,175,653	8,173,153
General and administrative expenses (Note 27)	(834,977)	(186,189)	(34,560)	(109,770)	(29,034)	(91,466)	(1,567,874)	(2,853,870)
Other operating (income) expenses, net (note 28)	(1,055,190)	(218,009)	(3,860)	147,155	(1,486)	(40,630)	(731,061)	(1,903,081)
Equity in results of affiliated companies (note 11)							125,715	125,715
Operating result before Financial Income and Taxes	(903,996)	5,227,204	28,687	328,530	28,069	(169,010)	(997,567)	3,541,917

Sales by geographic area
Asia	2,980	6,742,946					1,463,870	8,209,796
North America	767,977							767,977
Latin America	169,036							169,036
Europe	2,978,994	2,357,867						5,336,861
Others	2,046							2,046
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Total	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417

Accounting Policy

An operating segment is a component of the Company committed to business activities, from which it can earn revenue and incur expenses, including income and expenses related to transactions with any other components of the Company. All operating results of operating segments are regularly reviewed by CSN’s Executive Board to make decisions about the resources to be allocated to the segment and to evaluate its performance, and for which different financial information is available.